STOCK OPTION PLANS (Details 1) - Preferred Stock Plan 2012 [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Option Outstanding - Beginning Balance	2,487,500	2,287,500	2,448,000
Preferred Stock Option Outstanding - Options granted Employee	0	200,000	0
Preferred Stock Option Outstanding - Options granted Non-Employee	0	0	0
Preferred Stock Option Outstanding - Options Cancelled	0	0	(160,500)
Option Outstanding - Ending Balance	16,583	2,487,500	2,287,500	2,448,000
Preferred options vested	15,480	1,986,068
Weighted Average Exercise Price - Beginning Balance	$ 0.61	$ 0.47	$ 0.46
Weighted Average Exercise Price - Options granted Employee	0	2.21	0
Weighted Average Exercise Price - Options granted Non-Employee	0	0	0
Weighted Average Exercise Price - Options cancelled	0	0	0.23
Weighted Average Exercise Price - Ending Balance	$ 92.03	$ 0.61	$ 0.47	$ 0.46
Weighted Average Remaining Contractual Term-Balance	7 years 3 months 18 days	8 years 1 month 6 days	8 years 6 months	9 years 7 months 6 days
Weighted Average Remaining Contractual Term - Employee	0 years	9 years 3 months 18 days	0 years
Weighted Average Remaining Contractual Term - Non-Employee	0 years	0 years	0 years
Aggregate Intrinsic Value - Beginning Balance	$ 6,836
Aggregate Intrinsic Value - Ending Balance	$ 3,525	$ 6,836